Acquisitions	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Acquisitions [Abstract]
Acquisitions

3. Business Combinations

While the Company uses its best estimates and assumptions as part of the purchase price allocation process to value the assets acquired and liabilities assumed on the acquisition date, its estimates and assumptions are subject to refinement. As a result, during the preliminary purchase price allocation period, which may be up to one year from the acquisition date, the Company records adjustments to the assets acquired and liabilities assumed with a corresponding offset to goodwill. The Company records adjustments to the assets acquired and liabilities assumed subsequent to the purchase price allocation period in the Company's operating results in the period in which the adjustments were determined.

Fellowship Technologies, Inc.

In February 2011, the Company acquired Fellowship Technologies, Inc. ("Fellowship"), a provider of web-based software to religious institutions. The acquisition enables the Company to strengthen its position as a technology leader and broaden its customer base. The purchase consideration was approximately 1,125,000 shares of the Company's common stock valued at approximately $8.9 million. The Company also assumed certain office and facility leases of $4.6 million under noncancelable leases that expire at various times through 2017. The results of Fellowship's operations have been included in the consolidated financial statements since the acquisition date.

The preliminary allocation of the purchase price for the Fellowship acquisition, as of the date of the acquisition, is as follows (in thousands):

Cash	$520
Accounts receivable	195
Prepaid and other assets	15
Fixed assets	530
Security deposits	58
Goodwill	5,680
Intangible assets	3,568
Accounts payable	(101)
Deferred revenue	(528)
Capital lease obligations	(481)
Other liabilities	(187)
Unfavorable leases	(404)

Total purchase price	$8,865

The acquisition was accounted for as a purchase business combination. The Company allocated the purchase price to the tangible assets acquired, liabilities assumed and identifiable intangible assets acquired based on their estimated fair values. The goodwill is deductible for tax purposes. The Company recorded the fair value of identifiable intangible assets using an income valuation approach which is based on Level 3 inputs in the fair value hierarchy. The following table summarizes the identifiable intangible assets acquired as of the date of the acquisition (dollars in thousands):

	Gross Amount at Acquisition Date	Amortization Period
Trademarks	$197	3 years
Customer contract/relationships	2,730	4 years

Complete technology	641	4 years

	$3,568

Other Business Combinations

During the nine months ended September 30, 2011, the Company acquired operations from two other businesses including a provider of web-based church management solutions and a provider of online registration for endurance events. The Company acquired the assets of these two businesses in exchange for $4.6 million in cash. These acquisitions enable the Company to strengthen its position as a technology leader and broaden its customer base in the faith and endurance spaces.

Cash	$14
Accounts receivable	145
Prepaid and other assets	12
Goodwill	1,362
Intangible assets	3,427
Accounts payable	(20)
Accrued expenses	(27)
Deferred revenue	(296)

Total purchase price	$4,617

The acquisitions were accounted for as purchase business combinations. The Company allocated the purchase price to the tangible assets acquired, liabilities assumed and identifiable intangible assets acquired based on their estimated fair values. The excess of the purchase price over the aggregate fair value was recorded as goodwill, which is deductible for tax purposes. The allocation of purchase price is preliminary. As of September 30, 2011, the Company was in process of determining the fair value of the intangible assets and goodwill. The Company recorded the fair value of identifiable intangible assets using an income valuation approach which is based on Level 3 inputs in the fair value hierarchy. The following table summarizes the identifiable intangible assets acquired as of the date of the acquisition (dollars in thousands):

	Gross Amount at Acquisition Date	Amortization Period
Customer contract/relationships	$3,392	3 years

Complete technology	35	3 years

	$3,427

During the year ended December 31, 2010, the Company acquired operations from an integrated website provider and certain assets of a provider of online and mobile communications software and related technology services for event registrations in exchange for $0.1 million in cash and 223,500 shares of the Company's common stock valued at approximately $0.9 million. In addition, the Company may be required to make earn-out payments between fiscal 2011 through 2015 based on the achievement of certain sales milestones in each of the respective years. The Company determined that the achievement of the milestones is not likely, and therefore, no liability was recorded as of September 30, 2011 or December 31, 2010. These acquisitions enable the Company to strengthen its position as a technology leader and broaden its customer base.

Accounts receivable	$136
Goodwill	155
Intangible assets	752
Other liabilities	(22)
Gain on bargain purchase	(21)

Total purchase price	$1,000

The acquisitions were accounted for as purchase business combinations. The Company allocated the purchase price to the tangible assets acquired, liabilities assumed and identifiable intangible assets acquired based on their estimated fair values. For one acquisition, the excess of the purchase price over the aggregate fair value was recorded as goodwill, which is deductible for tax purposes. For the other acquisition, the Company realized an immaterial benefit in the consolidated statements of operations for the excess of the aggregate fair value of the assets acquired over the purchase price. The Company recorded the fair value of identifiable intangible assets using an income valuation approach which is based on Level 3 inputs in the fair value hierarchy. The following table summarizes the identifiable intangible assets acquired as of the date of the acquisition (dollars in thousands):

	Gross Amount at Acquisition Date	Amortization Period
Customer contract/relationships	$752	3 years

As part of one acquisition, the Company received approximately $3.0 million to subsidize certain costs of building and maintaining the infrastructure necessary to service customer contracts. This amount has been deferred on the Company's consolidated balance sheets and will be amortized to general and administrative expenses on the Company's consolidated statements of operations over the expected life of the contract. Amortization was approximately $0.2 million and $0 million for the three months ended September 30, 2011 and 2010, respectively, and $0.6 million and $0 million for the nine months ended September 30, 2011 and 2010, respectively.

3. Acquisitions

Acquisition of Automated License System and Central Trust Bank Hunting and Fishing Division

In October 2008, the Company acquired certain assets of Automated License System and Central Trust Bank's hunting and fishing division (hereinafter collectively referred to as "ALS"), a provider of automated license systems to the hunting and fishing marketplace and delivers multi-channel solutions for customers through point-of-sale terminals, agency offices, internet and telephone systems. The acquisition enables the Company to create synergies with its existing registration business and expand the services provided to its customers. The purchase consideration was approximately $58.5 million in cash, 100,000 shares of the Company's common stock valued at approximately $0.5 million and the cancellation of a promissory note of $3.0 million. Additionally, the sellers had the potential to earn up to an additional $6.2 million through June 30, 2010. Such earn-out amounts represent contingent consideration and were measured upon the achievement of specified financial targets.

For the year ended December 31, 2009, the Company recorded approximately $3.2 million of additional consideration which was recorded as an increase to goodwill. Of the $3.2 million, $1.9 million will be paid over a three year period (Note 11). For the year ended December 31, 2010, the Company recorded approximately $2.7 million as additional consideration which was recorded as an increase to goodwill. As of December 31, 2009 and 2010, the Company had outstanding amounts payable to ALS of approximately $1.5 million and $1.0 million, respectively.

The results of ALS's operations have been included in the consolidated financial statements since the acquisition date.

The allocation of the purchase price for the ALS acquisition, as of the date of the acquisition, is as follows (in thousands):

Cash	$565
Accounts receivable	6,591
Prepaid and other assets	473
Fixed assets	11,009
Goodwill	38,268
Intangible assets	17,717
Accounts payable	(1,047)
Registration fees payable	(910)
Loans	(7,260)
Capital lease obligations	(1,915)
Accrued expenses	(1,104)
Other liabilities	(408)

Total purchase price	$61,979

The acquisition was accounted for as a purchase business combination. The Company allocated the purchase price to the tangible assets acquired, liabilities assumed and identifiable intangible assets acquired based on their estimated fair values. The excess of the purchase price over the aggregate fair values was recorded as goodwill. A portion of the goodwill was deductible for tax purposes. The following table summarizes the identifiable intangible assets acquired as of the date of the acquisition (dollars in thousands):

	Gross Amount at Acquisition Date	Amortization Period
Customer contracts	$17,652	7 years
Non-compete agreements	65	3 years

	$17,717

Acquisition of ReserveAmerica Holdings, Ltd.

In January 2009, the Company acquired ReserveAmerica Holdings, Ltd. ("ReserveAmerica"), a provider of camping reservation and campground management solutions for 3,461,018 shares of the Company's Series F redeemable convertible preferred stock valued at approximately $47.7 million as of the acquisition date. The acquisition enables the Company to strengthen its position as a technology leader in the outdoor reservation market and broaden its customer base. The results of ReserveAmerica's operations have been included in the consolidated financial statements since the acquisition date.

The allocation of the purchase price for the ReserveAmerica acquisition, as of the date of the acquisition, is as follows (in thousands):

Cash	$2,361
Accounts receivable	2,454
Prepaid and other assets	1,036
Fixed assets	626
Goodwill	17,397
Intangible assets	34,307
Accounts payable	(255)
Registration fees payable	(427)
Accrued expenses	(348)
Deferred taxes	(8,647)
Other liabilities	(791)

Total purchase price	$47,713

The acquisition was accounted for as a purchase business combination. The Company allocated the purchase price to the tangible assets acquired, liabilities assumed and identifiable intangible assets acquired based on their estimated fair values. The excess of the purchase price over the aggregate fair value was recorded as goodwill. The goodwill was not deductible for tax purposes. The following table summarizes the identifiable intangible assets acquired as of the date of the acquisition (dollars in thousands):

	Gross Amount at Acquisition Date	Amortization Period
Trademarks	$5,256	14 years
Customer contract/relationships (Reservation)	17,758	10 years
Customer contract/relationships (Advertising)	419	4 years

Complete technology	$10,874	10 years

Acquisition of Fellowship Technologies, Inc.

In February 2011, the Company acquired Fellowship Technologies, Inc. ("Fellowship"), a provider of web based software to religious institutions. The acquisition enables the Company to strengthen its position as a technology leader and broaden its customer base. The purchase consideration was approximately 1,125,000 shares of the Company's common stock valued at approximately $8.9 million. Additionally, the Company agreed to provide a loan in an amount equal to the lesser of $2 million or the total tax obligations of certain selling stockholders if such taxes become due prior to (i) an initial public offering of the Company's common stock or (ii) a merger and acquisition resulting in a change of control in which these selling stockholders common stock is either exchanged for cash or publicly traded stock of the acquiring company. The selling stockholders are required to repay the Company for any tax payments the Company makes on behalf of the selling stockholders, without interest, following their ability to receive cash following the sale of their stock as a result of (i) an initial public offering or (ii) a merger and acquisition resulting in a change of control. Tax payments, if any, are collateralized by 40,000 shares of the Company's common stock pursuant to the provisions of an escrow agreement. The Company also assumed certain office and facility leases of $4.6 million under noncancelable leases that expire various times through 2017. The results of Fellowship's operations have been included in the consolidated financial statements since the acquisition date.

The preliminary allocation of the purchase price for the Fellowship acquisition, as of the date of the acquisition, is as follows (in thousands) (unaudited):

Cash	$520
Accounts receivable	195
Prepaid and other assets	15
Fixed assets	530
Security deposits	58
Goodwill	5,680
Intangible assets	3,568
Accounts payable	(101)
Deferred revenue	(528)
Capital lease obligations	(481)
Other liabilities	(187)
Unfavorable leases	(404)

Total purchase price	$8,865

The acquisition was accounted for as a purchase business combination. The Company allocated the purchase price to the tangible assets acquired, liabilities assumed and identifiable intangible assets acquired based on their estimated fair values. The allocation of purchase price is preliminary. As of April 2011 the Company was in the process of determining the fair value of the intangible assets, deferred revenue and other liabilities. The excess of the purchase price over the aggregate fair value was recorded as goodwill. The goodwill is deductible for tax purposes. The following table summarizes the identifiable intangible assets acquired as of the date of the acquisition (dollars in thousands):

	Gross Amount at Acquisition Date	Amortization Period
	(unaudited)	(unaudited)
Trademarks	$197	3 years
Customer contract/relationships	2,730	4 years
Complete technology	641	4 years

	$3,568

Other Acquisitions

During the year ended December 31, 2010, the Company acquired operations from an integrated website provider and certain assets of a provider of online and mobile communications software and related technology services for event registrations in exchange for $0.1 million in cash and 223,500 shares of the Company's common stock valued at approximately $0.9 million. In addition, the Company may be required to make earn-out payments between fiscal years 2011 through 2015 based on the achievement of certain sales milestones in each of the respective years. The Company determined that the achievement of the milestones are not likely, and therefore, no liability was recorded as of December 31, 2010. The acquisitions enable the Company to strengthen its position as a technology leader and broaden its customer base. The allocation of the purchase price was as follows (in thousands):

Accounts receivable	$136
Goodwill	155
Intangible assets	752
Other liabilities	(22)
Gain on bargain purchase	(21)

Total purchase price	$1,000

The acquisitions were accounted for as purchase business combinations. The Company allocated the purchase price to the tangible assets acquired and liabilities assumed based on their estimated fair values. For one acquisition, the excess of the purchase price over the aggregate fair value was recorded as goodwill. For the other acquisition, the Company realized an immaterial benefit in the Consolidated Statements of Operations for the excess of the aggregate fair value of the assets acquired over the purchase price. The following table summarizes the identifiable intangible assets acquired as of the date of the acquisition (dollars in thousands):

	Gross Amount at Acquisition Date	Amortization Period
Customer contract/relationships (Reservation)	$752	3 years

As part of one acquisition, the Company received approximately $3.0 million to subsidize certain costs of building and maintaining the infrastructure necessary to service customer contracts. This amount has been deferred on the Company's Balance Sheets and will be amortized to general and administrative expenses on the Company's Consolidated Statements of Operations over a weighted-average customer life of approximately four years. Amortization was approximately $0.2 million for the year ended December 31, 2010.

During fiscal year 2009, in addition to the acquisition of ReserveAmerica, the Company acquired operations from three other technology services and marketing providers in exchange for $2.6 million in cash and 157,500 shares of the Company's common stock valued at approximately $0.3 million paid upon closing of the acquisition. The allocation of the purchase price was as follows (in thousands):

Cash	$361
Accounts receivable	475
Prepaid and other assets	229
Fixed assets	262
Goodwill	2,078
Intangible assets	1,669
Accounts payable	(54)
Accrued expenses	(705)
Contingent consideration liability	(600)
Deferred taxes	(98)
Other liabilities	(67)
Contingent consideration equity	(44)
Gain on bargain purchase	(599)

Total purchase price	$2,907

The acquisitions were accounted for as purchase business combinations. The Company allocated the purchase price to the tangible assets acquired, liabilities assumed and identifiable intangible assets acquired based on their estimated fair values. The excess of the purchase price over the aggregate fair value was recorded as goodwill. A portion of the goodwill was deductible for tax purposes. The following table summarizes the identifiable intangible assets acquired as of the date of the acquisitions (dollars in thousands):

	Gross Amount at Acquisition Date	Amortization Period
Trademarks	$14	1 year
Customer contracts	150	5 years
Customer contract/relationships	669	4-5 years
Complete technology	836	3-5 years

	$1,669

During fiscal year 2008, in addition to the acquisition of ALS, the Company acquired operations from a software and services provider in exchange for $5.3 million in cash and 63,000 shares of the Company's common stock valued at approximately $0.4 million paid upon closing of the acquisition. The allocation of the purchase price was as follows (in thousands):

Accounts receivable	$28
Prepaid and other assets	2
Goodwill	4,116
Intangible assets	1,618
Other liabilities	(26)

Total purchase price	$5,738

The acquisition was accounted for as a purchase business combination. The Company allocated the purchase price to the tangible assets acquired, liabilities assumed and identifiable intangible assets acquired based on their estimated fair values. The excess of the purchase price over the aggregate fair values was recorded as goodwill, which was deductible for tax purposes. The following table summarizes the identifiable intangible assets acquired as of the date of the acquisition (dollars in thousands):

	Gross Amount at Acquisition Date	Amortization Period
Trade names	$74	2 years
Complete technology	559	2 years
Customer relationships	916	3 years
Non-compete agreements	69	3 years

	$1,618

Contingent Consideration

In connection with certain acquisitions, additional cash and stock consideration will be paid to the former sellers upon satisfaction of certain future performance goals. For acquisitions consummated prior to 2009, the Company recognized additional contingent consideration as an additional element of the cost of the acquisition, generally goodwill, when the resolution of the contingency becomes probable and the additional consideration becomes issuable. Due to changes in the accounting standards regarding business combinations, for all acquisitions consummated on or after January 1, 2009, a liability is recognized on the acquisition date for an estimate of the acquisition date fair value of the contingent consideration based on the probability of achieving the milestones and the probability weighted discount on cash flows. Any change in the fair value of the contingent milestone consideration subsequent to the acquisition date is recognized in earnings. As of December 31, 2009 and 2010, contingent consideration attributed to an acquisition amounted to approximately $0.6 million.

Pro Forma Financial Information (unaudited)

The unaudited pro forma financial information in the table below summarizes the combined results of operations for the Company and other companies that were acquired since the beginning of fiscal year 2009 (which were collectively significant for purposes of unaudited pro forma financial information disclosure). The pro forma financial information for all periods presented also includes the business combination accounting effects resulting from these acquisitions including amortization charges from acquired intangible assets and the related tax effects as though the aforementioned companies were combined as of the beginning of fiscal year 2009. The pro forma financial information as presented below is for informational purposes only and is not indicative of the results of operations that would have been achieved if the acquisitions had taken place at the beginning of fiscal year 2009.

The unaudited pro forma financial information was as follows for fiscal years 2009 and 2010 (in thousands, except per share data):

	Year Ended December 31,
	2009	2010
	(unaudited)
Net revenue	$245,188	$279,600
Net loss attributable to common shareholders	$(63,646)	$(55,479)
Basic and diluted net loss per share attributable to common shareholders	$(10.86)	$(7.83)